Schedules of Investments — IQ Chaikin U.S. Small Cap ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.8%
Central European Media Enterprises Ltd., Class A*	182,808	$817,152
Gray Television, Inc.*(a)	34,064	690,818
Liberty TripAdvisor Holdings, Inc., Class A*	51,276	302,016
Marcus Corp. (The)	18,167	529,568
Meredith Corp.(a)	13,169	395,729
Nexstar Media Group, Inc., Class A	6,716	813,643
Sinclair Broadcast Group, Inc., Class A(a)	18,911	565,817
TEGNA, Inc.(a)	51,599	872,023
Tribune Publishing Co.	72,372	908,992
Total Communication Services		5,895,758

Consumer Discretionary — 10.3%
Abercrombie & Fitch Co., Class A(a)	26,546	434,292
BBX Capital Corp.	122,910	476,891
Beazer Homes USA, Inc.*	63,213	869,179
Bloomin' Brands, Inc.	35,575	738,893
Carrols Restaurant Group, Inc.*	72,973	331,297
Century Communities, Inc.*(a)	30,354	900,603
Core-Mark Holding Co., Inc.	19,595	459,307
Dana, Inc.	41,017	632,072
Group 1 Automotive, Inc.	11,247	1,133,360
Hooker Furniture Corp.	25,240	621,914
Houghton Mifflin Harcourt Co.*	100,088	552,486
J. Jill, Inc.(a)	132,530	157,711
JC Penney Co., Inc.*(a)	488,317	363,796
K12, Inc.*	21,324	344,169
Lithia Motors, Inc., Class A(a)	7,840	1,063,418
M/I Homes, Inc.*	27,328	1,213,090
MarineMax, Inc.*	37,971	756,762
Modine Manufacturing Co.*	52,457	368,773
Office Depot, Inc.	200,441	444,979
Perdoceo Education Corp.*	44,037	782,978
Taylor Morrison Home Corp.*	40,991	1,060,847
Unifi, Inc.*	37,597	809,087
Universal Electronics, Inc.*	19,584	969,995
ZAGG, Inc.*(a)	80,223	606,486
Total Consumer Discretionary		16,092,385

Consumer Staples — 2.2%
Central Garden & Pet Co., Class A*	31,292	937,508
Edgewell Personal Care Co.*	16,574	427,941
Fresh Del Monte Produce, Inc.	26,921	844,781
Landec Corp.*(a)	59,247	663,566
USANA Health Sciences, Inc.*	8,670	534,939
Total Consumer Staples		3,408,735

Energy — 0.5%
Arch Coal, Inc., Class A(a)	7,968	410,591
Select Energy Services, Inc., Class A*	60,539	421,352
Total Energy		831,943

Financials — 20.4%
B. Riley Financial, Inc.	45,470	1,219,505
Bancorp, Inc. (The)*	90,055	1,065,351
Byline Bancorp, Inc.	39,378	759,995
Camden National Corp.	17,439	824,167
Capstead Mortgage Corp.	84,699	696,226
CNO Financial Group, Inc.	44,973	791,075
Community Trust Bancorp, Inc.	17,724	775,425
Cowen, Inc., Class A*(a)	50,216	806,971
Enova International, Inc.*	31,881	798,938
EZCORP, Inc., Class A*(a)	78,071	485,602
First Busey Corp.	29,813	760,231
First Commonwealth Financial Corp.	57,748	780,753
First Defiance Financial Corp.	25,314	743,978
First Financial Corp.	17,323	722,889
First Foundation, Inc.	53,613	884,614
First Midwest Bancorp, Inc.	35,556	708,987
Flagstar Bancorp, Inc.	22,101	778,839
Great Southern Bancorp, Inc.	14,023	798,049
Great Western Bancorp, Inc.	23,029	680,507
Heritage Insurance Holdings, Inc.	49,835	601,010
Hilltop Holdings, Inc.	39,862	902,476
Independent Bank Corp.	33,844	723,585
INTL FCStone, Inc.*	18,773	894,721
Mercury General Corp.	14,526	713,081
Meta Financial Group, Inc.	36,976	1,376,247
National General Holdings Corp.	30,655	667,359
Oppenheimer Holdings, Inc., Class A	27,963	770,381
Orchid Island Capital, Inc.	110,580	667,903
Pacific Premier Bancorp, Inc.	27,432	817,474
PennyMac Financial Services, Inc.(a)	32,712	1,103,049
Peoples Bancorp, Inc.	23,488	764,299
Piper Sandler Cos.	9,985	823,063
QCR Holdings, Inc.	21,457	881,883
Simmons First National Corp., Class A(a)	29,718	712,638
South State Corp.	10,648	805,095
TriState Capital Holdings, Inc.*	35,614	818,766
Univest Financial Corp.	29,745	738,866
Veritex Holdings, Inc.	30,046	850,903
Walker & Dunlop, Inc.	14,286	948,162
Total Financials		31,663,063

Health Care — 4.2%
Akebia Therapeutics, Inc.*(a)	88,844	641,454
Assertio Therapeutics, Inc.*	143,507	153,553
Computer Programs & Systems, Inc.	24,507	637,182
Eagle Pharmaceuticals, Inc.*	14,405	775,277
Integer Holdings Corp.*	9,643	823,512
Lannett Co., Inc.*(a)	92,446	752,511
Lantheus Holdings, Inc.*	29,718	520,362
Providence Service Corp. (The)*	10,927	708,616
Tivity Health, Inc.*(a)	41,431	896,774
Triple-S Management Corp., Class B*	31,899	562,060
Total Health Care		6,471,301

Industrials — 28.3%
AAR Corp.	22,384	953,111
ABM Industries, Inc.	20,023	763,677
ACCO Brands Corp.	85,002	734,417
Alamo Group, Inc.	7,279	906,672
American Woodmark Corp.*	8,801	965,030
Astec Industries, Inc.	19,272	794,777
Atkore International Group, Inc.*	33,791	1,341,503
Atlas Air Worldwide Holdings, Inc.*	14,396	321,751
Barrett Business Services, Inc.	9,405	779,016
Blue Bird Corp.*	42,971	847,818
BMC Stock Holdings, Inc.*	41,170	1,201,546
Builders FirstSource, Inc.*	54,548	1,352,518
CBIZ, Inc.*	35,945	970,515
Cornerstone Building Brands, Inc.*	118,120	1,013,470
CRA International, Inc.	14,403	767,392
Daseke, Inc.*	142,947	433,844
Ducommun, Inc.*	16,717	684,227
Echo Global Logistics, Inc.*	29,358	568,958
Encore Wire Corp.	12,721	690,877
EnerSys	11,172	803,937
Federal Signal Corp.	27,999	900,448
GMS, Inc.*	48,116	1,285,659
Griffon Corp.	39,378	818,669
Heidrick & Struggles International, Inc.	18,980	539,412
Herman Miller, Inc.	20,683	799,398
Hertz Global Holdings, Inc.*	48,221	759,963
Insteel Industries, Inc.	34,780	778,029

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
JELD-WEN Holding, Inc.*	41,196	$983,760
Kelly Services, Inc., Class A	32,982	585,760
Kforce, Inc.	20,722	767,750
Kimball International, Inc., Class B	51,450	966,231
Knoll, Inc.	38,476	952,666
Manitowoc Co., Inc. (The)*	44,338	640,684
Meritor, Inc.*	35,756	783,414
Mueller Industries, Inc.	23,220	677,327
MYR Group, Inc.*	21,008	603,350
Patrick Industries, Inc.(a)	16,059	833,141
Quanex Building Products Corp.	45,791	811,417
Resources Connection, Inc.	43,991	669,763
REV Group, Inc.	66,447	664,470
Rush Enterprises, Inc., Class A	17,397	748,071
SP Plus Corp.*	21,331	891,849
Spartan Motors, Inc.	82,407	1,400,919
SPX Corp.*	20,914	1,026,250
Sterling Construction Co., Inc.*	58,118	765,705
Titan International, Inc.	121,872	348,554
Titan Machinery, Inc.*	46,764	570,988
TrueBlue, Inc.*	30,772	674,215
Tutor Perini Corp.*(a)	42,494	478,482
Universal Forest Products, Inc.	24,338	1,165,790
Universal Logistics Holdings, Inc.	36,976	624,894
Vectrus, Inc.*	27,363	1,525,487
Werner Enterprises, Inc.(a)	23,945	882,613
YRC Worldwide, Inc.*(a)	108,759	245,795
Total Industrials		44,065,979

Information Technology — 21.3%
A10 Networks, Inc.*	102,618	698,829
Amkor Technology, Inc.*	85,197	958,466
Anixter International, Inc.*	12,960	1,264,896
Avaya Holdings Corp.*(a)	43,228	552,022
Benchmark Electronics, Inc.	27,717	853,129
Calix, Inc.*	94,488	865,510
ChannelAdvisor Corp.*	59,735	559,120
Comtech Telecommunications Corp.	31,337	905,953
CSG Systems International, Inc.	17,200	856,904
Endurance International Group Holdings, Inc.*	100,354	473,671
Envestnet, Inc.*	11,128	877,665
ePlus, Inc.*	8,214	654,820
Hackett Group, Inc. (The)	46,055	711,780
Insight Enterprises, Inc.*	13,209	870,077
Kimball Electronics, Inc.*	46,972	760,007
Limelight Networks, Inc.*	225,259	1,124,042
MagnaChip Semiconductor Corp.*	98,319	1,322,391
ManTech International Corp., Class A	13,465	1,080,970
Methode Electronics, Inc.	25,275	827,756
MobileIron, Inc.*	133,015	634,482
OneSpan, Inc.*	37,853	629,117
Onto Innovation, Inc.*	23,564	894,018
PC Connection, Inc.	19,966	995,105
Perficient, Inc.*	26,568	1,320,430
Photronics, Inc.*	76,997	984,022
Progress Software Corp.	16,401	740,177
Rambus, Inc.*	69,620	1,104,869
Ribbon Communications, Inc.*	141,282	398,415
Sanmina Corp.*	25,220	803,005
ScanSource, Inc.*	20,312	708,686
SMART Global Holdings, Inc.*	37,897	1,142,973
SunPower Corp.*(a)	111,768	952,263
Sykes Enterprises, Inc.*	25,732	864,338
Tech Data Corp.*	7,111	1,023,557
TTEC Holdings, Inc.	20,083	797,697
TTM Technologies, Inc.*(a)	62,029	892,597
Unisys Corp.*	62,343	605,351
Verint Systems, Inc.*(a)	12,151	704,758
Vishay Intertechnology, Inc.	39,388	799,182
Total Information Technology		33,213,050

Materials — 4.4%
AdvanSix, Inc.*	25,468	476,761
Commercial Metals Co.	42,605	875,533
Greif, Inc., Class A	17,633	712,726
Hawkins, Inc.	19,760	825,573
Kraton Corp.*	22,613	371,984
Materion Corp.	12,747	692,162
Schnitzer Steel Industries, Inc., Class A	30,312	487,417
Silgan Holdings, Inc.	24,563	758,014
SunCoke Energy, Inc.	85,701	503,922
Verso Corp., Class A*	33,971	572,411
Warrior Met Coal, Inc.	27,645	521,384
Total Materials		6,797,887

Real Estate — 4.0%
Alexander & Baldwin, Inc.	28,605	625,305
Altisource Portfolio Solutions SA*(a)	30,742	571,801
Ashford Hospitality Trust, Inc.	155,164	381,703
Braemar Hotels & Resorts, Inc.	60,225	480,596
CBL & Associates Properties, Inc.(a)	469,412	394,306
CorePoint Lodging, Inc.	65,139	596,022
iStar, Inc.(a)	86,413	1,258,173
New Senior Investment Group, Inc.	133,504	1,017,301
Outfront Media, Inc.	31,096	924,795
Total Real Estate		6,250,002

Utilities — 0.5%
Black Hills Corp.	9,826	815,853

Total Common Stocks
(Cost $160,640,175)		155,505,956
Short-Term Investments — 1.5%
Money Market Funds — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	90,091	90,091
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	2,288,558	2,288,558
Total Short-Term Investments
(Cost $2,378,649)		2,378,649
Total Investments — 101.4%
(Cost $163,018,824)		157,884,605
Other Assets and Liabilities, Net — (1.4)%		(2,292,286)
Net Assets — 100.0%		$155,592,319

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $15,432,250; total market value of collateral held by the Fund was $16,303,002. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $14,014,444.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$155,505,956	$–	$–	$155,505,956
Short-Term Investments:
Money Market Funds	2,378,649	–	–	2,378,649
Total Investments in Securities	$157,884,605	$–	$–	$157,884,605

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.